Schedule of Investments (unaudited) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$415	$450,364
3.65%, 11/01/24 (Call 08/01/24)	100	108,289
WPP Finance 2010, 3.75%, 09/19/24	245	260,850

		819,503

Aerospace & Defense — 1.4%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	200	212,635
Northrop Grumman Corp.
4.03%, 10/15/47 (Call 04/15/47)	10	12,146
4.75%, 06/01/43	115	148,128
Raytheon Technologies Corp.
4.50%, 06/01/42	330	404,629
5.70%, 04/15/40	255	349,681
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	488	525,415

		1,652,634

Agriculture — 2.4%
Altria Group Inc.
4.00%, 01/31/24	50	54,480
4.80%, 02/14/29 (Call 11/14/28)	38	43,822
5.38%, 01/31/44	429	504,868
5.80%, 02/14/39 (Call 08/14/38)	425	517,922
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	561	589,692
Philip Morris International Inc., 6.38%, 05/16/38	390	569,901
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	305	336,901
5.70%, 08/15/35 (Call 02/15/35)	156	185,751
5.85%, 08/15/45 (Call 02/12/45)	13	15,730

		2,819,067

Airlines — 0.6%
Southwest Airlines Co.
4.75%, 05/04/23	430	436,320
5.25%, 05/04/25 (Call 04/04/25)	200	203,270

		639,590

Auto Manufacturers — 0.8%
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	380	378,984
3.95%, 04/13/24 (Call 02/13/24)	590	590,831

		969,815

Banks — 6.5%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)	43	47,315
4.45%, 03/03/26	115	129,083
Citigroup Inc.
3.40%, 05/01/26	524	568,293
3.70%, 01/12/26	488	534,592
4.60%, 03/09/26	334	374,190
8.13%, 07/15/39	296	498,272
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	230	252,180
HSBC Holdings PLC
3.60%, 05/25/23	400	425,112
3.90%, 05/25/26	550	604,124
4.25%, 03/14/24(b)	250	267,185
4.30%, 03/08/26	400	447,771
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21	650	660,106

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	$150	$153,785
3.20%, 06/15/26 (Call 03/15/26)	620	676,533
3.30%, 04/01/26 (Call 01/01/26)	370	404,677
3.90%, 07/15/25 (Call 04/15/25)	250	280,199
Morgan Stanley, Series F, 3.88%, 04/29/24	61	66,782
Royal Bank of Canada, 4.65%, 01/27/26	460	528,276
Wells Fargo & Co.
3.00%, 02/19/25	155	165,906
3.00%, 04/22/26	465	497,010

		7,581,391

Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	545	621,595
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	77	84,753
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	55	67,685
8.20%, 01/15/39	329	513,694
Coca-Cola Co. (The), 2.75%, 06/01/60	110	107,363
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	96	103,758
3.70%, 12/06/26 (Call 09/06/26)	45	49,543
4.25%, 05/01/23	390	426,239
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	440	501,282
4.60%, 05/25/28 (Call 02/25/28)	280	333,215
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	260	260,862
5.00%, 05/01/42	410	422,297
PepsiCo Inc., 3.88%, 03/19/60 (Call 09/19/59)	70	88,127

		3,580,413

Biotechnology — 1.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	229	285,626
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	230	256,578
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	470	626,207
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	280	369,921
5.65%, 12/01/41 (Call 06/01/41)	310	450,821

		1,989,153

Building Materials — 0.4%
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	185	185,075
4.00%, 09/21/23 (Call 08/21/23)	170	184,123
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	120	128,385
4.25%, 12/15/47 (Call 06/15/47)	15	15,422

		513,005

Chemicals — 1.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	130	135,792
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	265	336,440
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	145	166,144
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	509	544,667
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	20	21,487
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	150	158,612
3.63%, 03/15/24 (Call 12/15/23)	150	160,754

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	$500	$549,927

		2,073,823

Commercial Services — 2.1%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	465	520,987
Global Payments Inc.
4.00%, 06/01/23 (Call 05/01/23)	30	32,420
4.80%, 04/01/26 (Call 01/01/26)	390	448,509
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	120	129,116
4.25%, 05/01/29 (Call 02/01/29)	175	191,613
4.75%, 08/01/28 (Call 05/01/28)	255	293,003
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	415	489,013
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	310	342,639

		2,447,300

Computers — 1.9%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	320	363,027
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(c)	700	713,118
5.45%, 06/15/23 (Call 04/15/23)(c)	80	85,911
6.02%, 06/15/26 (Call 03/15/26)(c)	360	408,209
8.10%, 07/15/36 (Call 01/15/36)(c)	55	66,692
HP Inc., 6.00%, 09/15/41	482	538,271

		2,175,228

Diversified Financial Services — 3.0%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	510	551,922
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	490	548,364
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	580	606,280
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	85	93,515
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	125	133,676
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	66,387
Raymond James Financial Inc.
3.63%, 09/15/26	75	80,915
4.95%, 07/15/46	385	444,953
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	355	339,697
5.15%, 03/19/29 (Call 12/19/28)	310	317,344
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	145	149,602
3.60%, 03/15/22 (Call 02/15/22)(b)	80	83,275

		3,415,930

Electric — 10.3%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	60	68,367
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	390	433,076
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	170	178,038
4.00%, 03/01/48 (Call 09/01/47)	30	35,949
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	385	468,874
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	160	150,567
3.50%, 08/01/51 (Call 02/01/51)	248	293,372
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	345	384,008
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	51	53,244
3.80%, 03/15/27 (Call 12/15/26)	80	86,089
Series C, 2.53%, 10/01/24	210	217,014
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	25	30,560

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	$405	$434,184
3.75%, 04/15/24 (Call 01/15/24)	345	378,475
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	71,620
3.40%, 10/01/46 (Call 04/01/46)	105	116,335
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	150	149,822
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	195	223,543
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	145	163,713
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	399	433,961
4.75%, 06/15/46 (Call 12/15/45)	180	203,242
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(b)	350	381,640
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	362	435,366
4.20%, 09/01/48 (Call 03/01/48)	15	18,874
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	209	231,884
3.95%, 06/15/25 (Call 03/15/25)	450	503,134
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	244	277,115
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	80	89,365
Series B, 4.25%, 03/15/23 (Call 12/15/22)	210	226,807
Series C, 7.38%, 11/15/31	370	543,358
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	190	213,296
3.70%, 12/01/47 (Call 06/01/47)	155	186,579
3.95%, 03/01/48 (Call 09/01/47)	135	170,617
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	530	568,329
Georgia Power Co., 4.30%, 03/15/42	40	46,288
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	103,829
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	550	617,754
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	188,463
Public Service Co. of Colorado, Series 34, 3.20%, 03/01/50 (Call 09/01/49)	280	307,135
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	380	405,833
3.40%, 02/01/28 (Call 10/01/27)	475	509,241
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	25	26,067
4.00%, 04/01/47 (Call 10/01/46)	435	480,372
Series A, 4.20%, 03/01/29 (Call 12/01/28)	115	132,338
Series B, 4.88%, 03/01/49 (Call 09/01/48)	130	160,659
Series C, 4.13%, 03/01/48 (Call 09/01/47)	30	34,441
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	490	539,857

		11,972,694

Electronics — 1.7%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(b)	495	522,161
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	90	102,660
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	470	486,248
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	100	103,822
3.80%, 12/15/26 (Call 09/15/26)	75	83,961
4.20%, 09/15/28 (Call 06/15/28)	410	477,679
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	145	158,192

		1,934,723

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	$100	$108,405
3.38%, 11/15/27 (Call 08/15/27)	130	143,522
3.95%, 05/15/28 (Call 02/15/28)	160	184,110
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	375	415,940

		851,977

Food — 3.3%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	120	133,245
4.15%, 03/15/28 (Call 12/15/27)	525	601,871
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	400	453,899
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	54	58,034
JM Smucker Co. (The), 3.50%, 03/15/25	465	512,391
Kellogg Co.
3.25%, 04/01/26	325	355,429
3.40%, 11/15/27 (Call 08/15/27)	155	169,468
4.30%, 05/15/28 (Call 02/15/28)	130	149,237
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	380	415,923
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	170	194,845
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	10	10,163
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	100	111,412
3.95%, 08/15/24 (Call 05/15/24)	560	617,760

		3,783,677

Forest Products & Paper — 0.3%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	55	61,419
4.80%, 06/15/44 (Call 12/15/43)	225	257,230

		318,649

Health Care – Products — 1.6%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	385	415,027
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	125	147,269
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	465	523,085
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	195	213,932
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	515	554,302

		1,853,615

Health Care – Services — 3.0%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	275	300,801
3.65%, 12/01/27 (Call 09/01/27)	370	418,828
4.10%, 03/01/28 (Call 12/01/27)	60	69,654
4.65%, 01/15/43	145	179,560
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	210	232,692
5.13%, 06/15/39 (Call 12/15/38)	500	583,043
5.50%, 06/15/47 (Call 12/15/46)	100	119,881
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(b)	140	150,621
3.95%, 03/15/27 (Call 12/15/26)	122	136,852
3.95%, 08/15/49 (Call 02/15/49)	10	11,572
4.95%, 10/01/44 (Call 04/01/44)	225	290,875
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	500	549,192
3.60%, 09/01/27 (Call 06/01/27)	65	71,232
4.70%, 02/01/45 (Call 08/01/44)	68	82,047
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	126,593
4.20%, 06/30/29 (Call 03/30/29)	110	125,514

		3,448,957

Security	Par (000)	Value

Holding Companies - Diversified — 0.7%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	$45	$40,875
3.50%, 02/10/23 (Call 01/10/23)	290	283,981
3.63%, 01/19/22 (Call 12/19/21)	180	178,710
4.20%, 06/10/24 (Call 05/10/24)	170	162,619
4.25%, 03/01/25 (Call 01/01/25)(b)	50	48,581
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	150	139,936

		854,702

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	125	143,545

Insurance — 3.1%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	135	133,008
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	360	392,275
3.88%, 01/15/35 (Call 07/15/34)	14	15,271
3.90%, 04/01/26 (Call 01/01/26)	464	510,114
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	370	408,055
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	70	77,266
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	145	150,012
3.90%, 05/01/29 (Call 02/01/29)	115	119,432
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	513	550,731
5.00%, 04/20/48 (Call 10/20/47)	97	99,981
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	145	145,896
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	135	146,491
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	35	35,938
5.00%, 05/20/49 (Call 11/20/48)	120	138,709
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	60	71,351
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	152	160,222
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	125	155,010
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	155	164,419
4.50%, 09/15/28 (Call 06/15/28)	123	139,639

		3,613,820

Internet — 1.4%
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	420	448,830
4.10%, 04/13/25 (Call 03/13/25)	230	251,036
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	145	149,204
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(b)	285	307,708
3.60%, 06/05/27 (Call 03/05/27)	369	402,070

		1,558,848

Iron & Steel — 0.1%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	160	158,074

Lodging — 1.1%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	565	542,507
3.90%, 08/08/29 (Call 05/08/29)	70	66,296

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
2.13%, 10/03/22	$290	$280,948
Series R, 3.13%, 06/15/26 (Call 03/15/26)	390	371,298

		1,261,049

Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	130	133,073
4.95%, 09/15/28 (Call 06/15/28)	490	514,064
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	90	97,100

		744,237

Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	96,074

Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	200	212,835
5.38%, 04/01/38 (Call 10/01/37)	74	88,317
5.75%, 04/01/48 (Call 10/01/47)(b)	50	61,441
6.38%, 10/23/35 (Call 04/23/35)	400	523,854
6.48%, 10/23/45 (Call 04/23/45)	430	564,937
Comcast Corp., 3.00%, 02/01/24 (Call 01/01/24)	272	292,727
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	55	64,323
NBCUniversal Media LLC, 5.95%, 04/01/41	45	65,001
Time Warner Cable LLC
6.55%, 05/01/37	240	306,539
6.75%, 06/15/39	421	552,794

		2,732,768

Mining — 0.7%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	335	406,243
Southern Copper Corp.
5.25%, 11/08/42	30	33,427
5.88%, 04/23/45	105	126,778
6.75%, 04/16/40	225	290,050

		856,498

Oil & Gas — 2.2%
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	70	68,430
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	600	657,264
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	216,308
ConocoPhillips Holding Co., 6.95%, 04/15/29	381	523,756
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)(b)	245	273,712
4.65%, 11/15/34 (Call 05/15/34)	74	89,860
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	162	172,268
4.35%, 06/01/28 (Call 03/01/28)	25	27,901
6.63%, 06/15/37	411	533,840

		2,563,339

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	165	174,188

Pharmaceuticals — 7.6%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)(b)	400	433,773
3.25%, 10/01/22 (Call 07/01/22)(c)	335	350,738
3.60%, 05/14/25 (Call 02/14/25)	515	567,357
4.25%, 11/14/28 (Call 08/14/28)	275	320,298
4.50%, 05/14/35 (Call 11/14/34)	272	321,213

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 05/14/45 (Call 11/14/44)	$185	$221,080
AstraZeneca PLC
4.00%, 09/18/42	63	77,062
6.45%, 09/15/37	345	517,390
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	331	371,971
3.73%, 12/15/24 (Call 09/15/24)	415	455,906
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)(c)	45	49,380
3.40%, 03/15/50 (Call 09/15/49)	115	123,670
4.38%, 10/15/28 (Call 07/15/28)	495	581,207
4.80%, 07/15/46 (Call 01/16/46)(c)	395	492,685
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	400	430,848
4.30%, 03/25/28 (Call 12/25/27)	507	579,520
4.78%, 03/25/38 (Call 09/25/37)	484	590,859
5.13%, 07/20/45 (Call 01/20/45)	212	269,078
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)(b)	120	130,674
3.95%, 02/16/28 (Call 11/16/27)	145	164,200
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(b)	270	298,310
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	245,582
Wyeth LLC, 5.95%, 04/01/37	375	544,988
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	230	251,675
4.50%, 11/13/25 (Call 08/13/25)	245	281,854
4.70%, 02/01/43 (Call 08/01/42)	80	102,540

		8,773,858

Pipelines — 4.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	120	116,705
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	490	549,712
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	485	541,421
5.30%, 12/01/34 (Call 06/01/34)	241	277,239
5.55%, 06/01/45 (Call 12/01/44)	311	382,129
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	175	171,398
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	70	77,709
5.63%, 03/01/25 (Call 12/01/24)	380	423,958
5.88%, 06/30/26 (Call 12/31/25)	310	356,141
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	520	574,771
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	130	148,744
4.88%, 01/15/26 (Call 10/15/25)	365	423,234
7.63%, 01/15/39	228	345,334
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	230	291,811
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	350	377,665
6.30%, 04/15/40	342	412,660

		5,470,631

Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	115	126,615
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	120	118,079
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	30	32,926

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$100	$112,097
3.95%, 03/15/29 (Call 12/15/28)	40	45,380
4.00%, 06/01/25 (Call 03/01/25)	285	318,861
5.00%, 02/15/24(b)	300	341,502
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	45	46,457
3.65%, 02/01/26 (Call 11/03/25)	465	499,099
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	420	450,057
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	15	16,604
4.45%, 02/15/26 (Call 11/15/25)	235	266,244
5.25%, 01/15/23.	235	259,035
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	155	155,764
3.45%, 11/15/29 (Call 08/15/29)	170	167,957
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	25	27,886
3.70%, 08/15/27 (Call 06/15/27)	525	584,583
4.45%, 07/15/28 (Call 04/15/28)	50	58,654
Equinix Inc.
5.38%, 05/15/27 (Call 05/15/22)	500	538,310
5.88%, 01/15/26 (Call 01/15/21)	220	230,450
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	160	152,153
3.75%, 07/01/27 (Call 04/01/27)	155	156,080
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	135	137,122
3.50%, 07/15/29 (Call 04/15/29)	185	187,901
4.00%, 06/01/25 (Call 03/01/25)	305	319,650
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	187	166,879
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	145	136,749
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	85	88,600
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	80	85,470
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	60	60,993
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	150	148,218
4.40%, 01/15/29 (Call 10/15/28)	5	5,100
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	440	459,680
4.13%, 03/15/29 (Call 09/15/28)	25	25,768
4.25%, 04/15/28 (Call 01/15/28)	146	152,301
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)(b)	300	319,822

		6,999,046

Retail — 2.6%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	110	121,893
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	75	75,512
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	95	104,695
4.20%, 05/15/28 (Call 02/15/28)	510	574,954
Lowe’s Companies Inc., 4.38%, 09/15/45 (Call 03/15/45)	305	358,354
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	120	150,625
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	405	443,245
3.90%, 06/01/29 (Call 03/01/29)	90	100,100
4.35%, 06/01/28 (Call 03/01/28)	85	95,800
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	180	200,763

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	$534	$565,324
4.80%, 11/18/44 (Call 05/18/44)	211	226,103

		3,017,368

Semiconductors — 4.2%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	249	275,457
3.90%, 12/15/25 (Call 09/15/25)	330	368,554
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)(c)	62	63,828
4.11%, 09/15/28 (Call 06/15/28)(c)	489	512,021
4.75%, 04/15/29 (Call 01/15/29)(c)	144	158,501
Intel Corp., 3.10%, 02/15/60 (Call 08/15/59)	450	476,782
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	75	86,709
4.65%, 11/01/24 (Call 08/01/24)	490	552,778
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	125	133,323
Microchip Technology Inc.
3.92%, 06/01/21	100	101,651
4.33%, 06/01/23 (Call 05/01/23)	525	549,967
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	160	175,794
4.66%, 02/15/30 (Call 11/15/29)	140	157,826
4.98%, 02/06/26 (Call 12/06/25)	170	190,879
5.33%, 02/06/29 (Call 11/06/28)	150	173,089
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	150	165,839
5.35%, 03/01/26 (Call 01/01/26)(b)(c)	270	308,943
5.55%, 12/01/28 (Call 09/01/28)(c)	80	94,745
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	325	346,336

		4,893,022

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(b)	155	162,849
3.84%, 05/01/25 (Call 04/01/25)(c)	136	145,859

		308,708

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	445	496,139
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	118,072
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	54,549
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	381	426,024
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	165	181,143
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	325	362,204
4.20%, 10/01/28 (Call 07/01/28)	335	388,425
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	215	282,424
Oracle Corp., 2.80%, 07/08/21	330	338,833
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	400	412,352
3.90%, 08/21/27 (Call 05/21/27)	496	522,759

		3,582,924

Telecommunications — 7.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	187	201,915
3.88%, 01/15/26 (Call 10/15/25)	170	187,155
3.95%, 01/15/25 (Call 10/15/24)	255	279,412

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 02/17/26 (Call 11/17/25)	$421	$469,117
4.25%, 03/01/27 (Call 12/01/26)	372	417,529
4.35%, 03/01/29 (Call 12/01/28)(b)	260	295,113
6.00%, 08/15/40 (Call 05/15/40)	155	200,439
6.25%, 03/29/41	85	111,585
6.38%, 03/01/41	404	554,109
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	10	11,100
5.45%, 11/15/79 (Call 05/15/79)	475	542,979
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	376	568,592
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(b)	130	142,508
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	145	160,213
4.60%, 05/23/29 (Call 02/23/29)	385	429,411
Orange SA, 9.00%, 03/01/31	165	268,838
Telefonica Emisiones SA, 7.05%, 06/20/36	285	409,235
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(c)	520	556,088
3.75%, 04/15/27 (Call 02/15/27)(c)	380	407,052
Verizon Communications Inc.
4.13%, 03/16/27	464	540,870
4.27%, 01/15/36	285	345,961
4.40%, 11/01/34 (Call 05/01/34)	233	286,379
4.50%, 08/10/33	42	52,121
5.25%, 03/16/37	445	597,420
Vodafone Group PLC
5.00%, 05/30/38	365	448,329
6.15%, 02/27/37	370	492,634

		8,976,104

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	25,147
3.55%, 11/19/26 (Call 09/19/26)	175	180,030
3.90%, 11/19/29 (Call 08/19/29)	430	431,010

		636,187

Transportation — 1.9%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	343	516,023

Security	Par/ Shares (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$120	$131,769
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	400	408,533
4.55%, 04/01/46 (Call 10/01/45)	355	367,393
4.75%, 11/15/45 (Call 05/15/45)	80	85,051
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	140	157,510
United Parcel Service Inc., 6.20%, 01/15/38	350	512,013

		2,178,292

Total Corporate Bonds & Notes — 98.7% (Cost: $106,932,968)		114,434,426

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	3,806	3,811,650
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	1,103	1,103,000

		4,914,650

Total Short-Term Investments — 4.3% (Cost: $4,909,758)		4,914,650

Total Investments in Securities — 103.0% (Cost: $111,842,726)		119,349,076

Other Assets, Less Liabilities — (3.0)%		(3,448,353)

Net Assets — 100.0%		$115,900,723

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,601	(1,795)	3,806	$3,811,650	$6,789	(b)	$(962)	$2,996
BlackRock Cash Funds: Treasury, SL Agency Shares	735	368	1,103	1,103,000	587		—	—

				$4,914,650	$7,376		$(962)	$2,996

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge Investment Grade Enhanced Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$114,434,426	$—	$114,434,426
Money Market Funds	4,914,650	—	—	4,914,650

	$4,914,650	$114,434,426	$—	$119,349,076

7